Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Due from related parties non current fair value - determined through level 3 inputs (in percent)	7.1584%
Due from related parties non current fair value - determined through level 3 inputs	$ 832
Due from related party	1,350	$ 1,350
Debt instrument face value	$ 675,000